Acquisitions and disposals - Tower infrastructure in Italy (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disposals
Goodwill	€ (31,731)	€ (31,378)
Property, plant and equipment	(41,243)	(40,113)
Short and long-term borrowings	67,760	74,925
Net cash proceeds arising from the transaction	157	4,427
Amount recorded in investment in joint ventures	4,249	5,323
Vodafone Italy
Disposals
Cash consideration received from merger		€ 2,140
Economic interest (as a percent)		37.50%
Gain in relation to disposal		€ 3,356
Infrastructure Wireless Italiane S.P.A. Discontinued Operations
Disposals
Goodwill		(1,320)
Property, plant and equipment		(548)
Trade and other receivables		(164)
Current and deferred taxation		44
Short and long-term borrowings		270
Trade and other payables		79
Provisions		40
Net assets disposed		(1,599)
Fair value of investment		3,559
Net cash proceeds arising from the transaction		2,140
Restriction of gain (Note 20)		(744)
Gain in relation to disposal	€ 0	3,356
Dividend receivable		214
Amount recorded in investment in joint ventures		€ 3,345